Investments in Associates and Joint Ventures - Summary of Carrying Value (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	$ 1,207	$ 289
Additions	0	6,981
Share of net income	(33)	293
Disposition	0	(289)
Impairment	(1,240)	(5,479)
OCI FX and share of OCI loss	0	(2)
Carrying value of investment, ending balance	0	1,207
Joint venture operating agreement, termination costs	1,000
CTT Pharmaceutical Holdings, Inc.
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	289
Additions	0	0
Share of net income	0	0
Disposition	0	(289)
Impairment	0	0
OCI FX and share of OCI loss	0	0
Carrying value of investment, ending balance	0	0
Choom
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	0
Additions	0	5,825
Share of net income	0	344
Disposition	0	0
Impairment	0	(5,479)
OCI FX and share of OCI loss	0	(2)
Carrying value of investment, ending balance	0	0
Venn Cannabis
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	1,207	0
Additions	0	1,156
Share of net income	(33)	(51)
Disposition	0	0
Impairment	(1,240)	0
OCI FX and share of OCI loss	0	0
Carrying value of investment, ending balance	$ 0	$ 1,207